Share Based Compensation - Exercise price ranges (Details) shares in Thousands, Option in Thousands	12 Months Ended
	Dec. 31, 2023 Option shares $ / shares	Dec. 31, 2022 Option $ / shares shares	Dec. 31, 2021 Option $ / shares
Share Based Compensation
Number of share options | Option	17,036	21,068	37,090
Weighted average remaining contractual life	3 years
Weighted Average Exercise Price	$ 39.32	$ 38.55	$ 38.39
Number of exercisable share option | Option	14,300	16,407
Weighted Average Exercise Price Exercisable	$ 39.61	$ 40.19
Common shares authorized for issuance | shares	27,322	27,901
22.00-23.27
Share Based Compensation
Number of share options | Option	1,980
Weighted average remaining contractual life	3 years
Weighted Average Exercise Price	$ 22.65
Number of exercisable share option | shares	1,422
Weighted Average Exercise Price Exercisable	$ 22.66
22.00-23.27 | Minimum
Share Based Compensation
Exercise price (in dollars per share)	22.63
22.00-23.27 | Maximum
Share Based Compensation
Exercise price (in dollars per share)	$ 24.99
23.28-24.99
Share Based Compensation
Number of share options | Option	4
Weighted average remaining contractual life	4 years
Weighted Average Exercise Price	$ 28.86
Number of exercisable share option | Option	1
Weighted Average Exercise Price Exercisable	$ 27.21
23.28-24.99 | Minimum
Share Based Compensation
Exercise price (in dollars per share)	25.00
23.28-24.99 | Maximum
Share Based Compensation
Exercise price (in dollars per share)	$ 29.99
30.00-34.99
Share Based Compensation
Number of share options | Option	19
Weighted Average Exercise Price	$ 31.26
Number of exercisable share option | Option	16
Weighted Average Exercise Price Exercisable	$ 31.09
30.00-34.99 | Minimum
Share Based Compensation
Exercise price (in dollars per share)	30.00
30.00-34.99 | Maximum
Share Based Compensation
Exercise price (in dollars per share)	$ 34.99
35.00-39.99
Share Based Compensation
Number of share options | Option	5,414
Weighted average remaining contractual life	3 years
Weighted Average Exercise Price	$ 38.35
Number of exercisable share option | Option	4,429
Weighted Average Exercise Price Exercisable	$ 38.59
35.00-39.99 | Minimum
Share Based Compensation
Exercise price (in dollars per share)	35.00
35.00-39.99 | Maximum
Share Based Compensation
Exercise price (in dollars per share)	$ 39.99
40.00-44.99
Share Based Compensation
Number of share options | Option	8,239
Weighted average remaining contractual life	1 year
Weighted Average Exercise Price	$ 42.83
Number of exercisable share option | Option	8,117
Weighted Average Exercise Price Exercisable	$ 42.83
40.00-44.99 | Minimum
Share Based Compensation
Exercise price (in dollars per share)	40.00
40.00-44.99 | Maximum
Share Based Compensation
Exercise price (in dollars per share)	$ 44.99
45.00-49.99
Share Based Compensation
Number of share options | Option	1,291
Weighted average remaining contractual life	5 years
Weighted Average Exercise Price	$ 45.76
Number of exercisable share option | Option	231
Weighted Average Exercise Price Exercisable	$ 46.26
45.00-49.99 | Minimum
Share Based Compensation
Exercise price (in dollars per share)	45.00
45.00-49.99 | Maximum
Share Based Compensation
Exercise price (in dollars per share)	$ 49.99
50.00-54.27
Share Based Compensation
Number of share options | Option	89
Weighted average remaining contractual life	2 years
Weighted Average Exercise Price	$ 52.79
Number of exercisable share option | Option	84
Weighted Average Exercise Price Exercisable	$ 52.84
50.00-54.27 | Minimum
Share Based Compensation
Exercise price (in dollars per share)	50.00
50.00-54.27 | Maximum
Share Based Compensation
Exercise price (in dollars per share)	$ 54.27